REVENUE RECOGNITION Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Revenue from LiDAR sensors and critical components		$ 10,876	$ 4,384
Revenues from application engineering services		25,638	29,882
Sale of machinery including adjustments	$ 10,000
Revenues from transferring control of machinery to customer			7,156
Revenue recognized over time from machinery adjustments		801	$ 993
Deferred revenues recognized		853
Performance obligations transaction price		17,905
Deferred revenues		$ 648